Note 17. Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Outstanding Stock Options
The following table presents information regarding outstanding stock options as of December 31, 2014 and activity during the year then ended:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life
Beginning of year	23,742,764	$6.63
Granted	266,500	16.92
Exercised	(3,937,673)	5.42
Forfeited	(944,943)	4.95
Expired	(111,757)	16.90
End of year	19,014,891	$7.06	$244.7	7 years
Options exercisable at year-end	8,644,226	$7.98	$107.6	6 years

Weighted-Average Assumptions
weighted-average assumptions used to determine the grant-date fair value of stock options are as follows:

	2014	2013	2012
Risk-free interest rate	1.3%	1.0%	0.8%
Expected stock price volatility	65.1%	62.8%	68.1%
Expected term until exercise (years)	4	4	4
Expected dividends	—%	—%	—%

Outstanding Restricted Stock Units
The following table presents information regarding outstanding restricted stock units as of December 31, 2014 and changes during the year then ended:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life
Beginning of year	4,038,782
Granted	5,531,025
Converted	(1,410,129)
Forfeited	(616,870)
End of year	7,542,808	$147.1	3 years

Stock-Based Compensation Expense Allocation
Stock-based compensation expense recorded for the years ended December 31, 2014, 2013 and 2012 was allocated as follows:

	2014	2013	2012
In millions
Cost of goods sold	$8.1	$6.1	$5.9
Marketing and administration	34.0	20.0	21.7
Research and development	4.1	3.6	3.8
Stock-based employee compensation	$46.2	$29.7	$31.4